K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

August 24, 2018

Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	1290 Funds (File No. 811-22959) – Preliminary Proxy Statement on Schedule 14A

Dear Sir or Madam:

On behalf of 1290 Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with a special meeting of the shareholders of the series (each a “Fund” and together, the “Funds”) of the Trust anticipated to be held on or about October 25, 2018 (the “Meeting”). The Proxy Statement consists of a Letter to Shareholders, a Notice of Special Meeting of Shareholders, and the Proxy Statement relating to the Meeting.

Following is only a brief summary of the matters to be considered at the Meeting. The Notice of Special Meeting of Shareholders and Proxy Statement concerning the Meeting describe in more detail the matters to be considered at the Meeting.

Shareholders of the Funds will be asked to approve a new investment advisory agreement between AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers® (the “Adviser”), the Funds’ investment adviser, and the Trust. Shareholders of the Funds for which AXA Investment Managers, Inc. (“AXA IM”) or AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) currently serves as a sub-adviser also will be asked to approve new investment sub-advisory agreements between the Adviser and AXA IM or AXA Rosenberg, as applicable. AXA IM and AXA Rosenberg are affiliates of the Adviser. These new investment advisory and investment sub-advisory agreements are presented in response to anticipated changes to the indirect ownership of the Adviser and certain of its affiliated investment advisers. The Adviser does not expect the change in its ownership to result in any changes to the investment management fees paid by the Funds, the portfolio management of the Funds, or the nature and quality of the services provided by the Adviser or its affiliates to the Funds.

Shareholders of the Trust also will be asked to elect each of the ten current members of the Board of Trustees of the Trust, as well as two new trustee nominees to serve on the Board of Trustees of the Trust.

Page 2 August 24, 2018

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:	William MacGregor, Esq.

Patricia Louie, Esq.

Kiesha Astwood-Smith, Esq.

  AXA Equitable Funds Management Group LLC

Fatima Sulaiman, Esq.

  K&L Gates LLP